INCOME TAXES - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	$ 0.0
Deferred tax liabilities opening balance	(0.7)
Net deferred income tax liabilities opening balance	(0.7)	$ (22.6)
Statements of earnings (loss)	(13.0)	21.2
OCI	(0.3)	0.7
Deferred tax assets ending balance	0.0	0.0
Deferred tax liabilities ending balance	(14.0)	(0.7)
Net deferred income tax liabilities ending balance	(14.0)	(0.7)
Exploration and evaluation assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	442.4	307.7
Statements of earnings (loss)	(159.1)	134.7
OCI	0.0	0.0
Deferred tax assets ending balance	283.3	442.4
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	0.0	2.5
Statements of earnings (loss)	52.6	(2.5)
OCI	0.0	0.0
Deferred tax assets ending balance	52.6	0.0
Repurchase option
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	91.5	0.0
Statements of earnings (loss)	(91.5)	91.5
OCI	0.0	0.0
Deferred tax assets ending balance	0.0	91.5
Other assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	43.8	34.3
Statements of earnings (loss)	17.6	8.8
OCI	(0.1)	0.7
Deferred tax assets ending balance	61.3	43.8
Plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(572.8)	(355.3)
Statements of earnings (loss)	189.7	(217.5)
OCI	0.0	0.0
Deferred tax liabilities ending balance	(383.1)	(572.8)
Mining duties
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	0.0
Statements of earnings (loss)	(7.4)
OCI	0.0
Deferred tax liabilities ending balance	(7.4)	0.0
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(5.6)	(11.8)
Statements of earnings (loss)	(14.9)	6.2
OCI	(0.2)	0.0
Deferred tax liabilities ending balance	$ (20.7)	$ (5.6)